Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Institutional Class
Mar. 30, 2024
Bar Chart Table:
Annual Return 2014	0.06%
Annual Return 2015	0.04%
Annual Return 2016	0.28%
Annual Return 2017	0.69%
Annual Return 2018	1.26%
Annual Return 2019	1.32%
Annual Return 2020	0.46%
Annual Return 2021	0.01%
Annual Return 2022	1.04%
Annual Return 2023	3.19%